SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI
The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar			Israeli CPI(*)
	NIS	Real	Argentinian Pezo (**)
At December 31,
2018	3.748	3.8748	37.801	113.95 points
2017	3.467	3.3080	18.774	113.05 points
2016	3.845	3.2591	15.850	112.59 points
Increase (decrease) during the year:
2018	8.10%	17.13%	101.35%	0.8%
2017	(9.83)%	1.50%	18.45%	0.4%
2016	(1.46)%	(16.54)%	21.87%	(0.2)%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

(**)	commencing the third quarter of 2018 the Argentinian economy declared as a hyperinflationary economy (See above).

Schedule of Depreciation Rates
2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule of Intangible Assets Useful Lives	As of December 31, 2018, the intangible assets are amortized as follows:
Years
Customer relationship	8
Technology services	8
Other	5

Schedule of Cumulative Effects of Applying New Accounting Pronouncements
Below is a description of the effect of the adoption of ASC 606 on the consolidated balance sheet

	US dollars
	December 31, 2017
(in thousands)	Balances as reported	New Revenue Standard Adjustment	Adjusted balances
Liabilities
Deferred revenues (including current portion)	(14,037)	(3,911)	(17,948)
Deferred income Tax	8,398	939	9,337
Shareholders’ Equity
Accumulated Deficit	(92,065)	2,972	(89,093)

Schedule of Disaggregated Primary Major Product Line, Timing of Revenue Recognition
The following table summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements for the year ended December 31, 2018:

	US dollars
	Year ended December 31, 2018
(in thousands except earnings per share)	as reported	New Revenue Standard Adjustment	Balances as if Topic 606 was not adopted
Revenues:
Telematics services	181,357	-	181,357
Telematics products	71,978	166	72,144
	253,335	166	253,501

Cost of revenues	(126,007)	-	(126,007)
Research and development expenses	(6,223)	-	(6,223)
Selling and marketing expenses	(11,340)	-	(11,340)
General and administrative expenses	(47,693)	-	(47,693)
Other income, net	306	-	306
Other income, net	13,138	-	13,138
Financing income, net	717	-	717
Income tax expenses	(17,273)	(464)	(17,737)
Share in gains of affiliated companies, net	4,219	-	4,219
Net income for the year	63,179	(298)	62,881

In the following table, revenue is disaggregated by primary major product line, and timing of revenue recognition:

	US dollars
	Reportable segments results of operations
(in thousands)	Year ended December 31, 2018
Liabilities	Telematics services	Telematics products	Total
At a point of time	-	70,133	70,133
Over a period of time	181,357	1,845	183,202
	181,357	71,979	253,335